CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 1,957,788	$ 1,714,761
Other financial assets	67,295	174,819
Other non-financial assets	203,661	185,264
Trade and other accounts receivable	1,163,707	1,385,910
Accounts receivable from related entities	25	28
Inventories	438,530	592,880
Current tax assets	40,275	47,030
Total current assets other than non-current assets (or disposal groups) classified as held for sale	3,871,281	4,100,692
Non-current assets (or disposal groups) classified as held for sale	29,138	102,670
Total current assets	3,900,419	4,203,362
Non-current assets
Other financial assets	53,772	34,485
Other non-financial assets	89,416	168,621
Accounts receivable	12,342	12,949
Intangible assets other than goodwill	1,000,170	1,151,986
Property, plant and equipment	10,186,697	9,091,130
Deferred tax assets	10,549	4,782
Total non-current assets	11,352,946	10,463,953
Total assets	15,253,365	14,667,315
Current liabilities
Other financial liabilities	635,213	596,063
Trade and other accounts payables	2,133,572	1,765,279
Accounts payable to related entities	12,875	7,444
Other provisions	14,221	15,072
Current tax liabilities	6,281	2,371
Other non-financial liabilities	3,488,680	3,301,906
Total current liabilities	6,290,842	5,688,135
Non-current liabilities
Other financial liabilities	6,515,238	6,341,669
Accounts payable	491,762	418,587
Other provisions	623,846	926,736
Deferred tax liabilities	312,677	382,359
Employee benefits	167,427	122,618
Other non-financial liabilities	140,244	348,936
Total non-current liabilities	8,251,194	8,540,905
Total liabilities	14,542,036	14,229,040
EQUITY
Share capital	5,003,534	5,003,534
Retained earnings	1,148,291	464,411
Other equity	39	39
Other reserves	(5,428,597)	(5,017,682)
Parent’s ownership interest	723,267	450,302
Non-controlling interest	(11,938)	(12,027)
Total equity	711,329	438,275
Total liabilities and equity	$ 15,253,365	$ 14,667,315